Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Capital requirements	SEK 19,285	SEK 18,821
Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	10,788	11,186
Credit risk
Disclosure of credit risk exposure [line items]
Capital requirements	6,900	7,500
Credit risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	6,898	7,481
Operational risk
Disclosure of credit risk exposure [line items]
Capital requirements	100	200
Operational risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	142	182
Market risk
Disclosure of credit risk exposure [line items]
Capital requirements	1,600	1,600
Market risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	1,573	1,597
Other | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	170	258
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	SEK 2,005	SEK 1,668